SCHEDULE 14A INFORMATION

Proxy Statement Pursuant to Section 14(a) of the Securities Exchange
Act of 1934 (Amendment No.    )
     Filed by the Registrant /X/
     Filed by a Party other than the Registrant / /

     Check the appropriate box:
/X/  Preliminary Proxy Statement
/ /  Definitive Proxy Statement
/ /  Definitive Additional Materials
/ /  Soliciting Material Pursuant to Section 240.14a-11(c) or Section
     240.14a-12

                            SCIENCE DYNAMICS CORPORATION
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                 (Name of Registrant as Specified In Its Charter)

                            SCIENCE DYNAMICS CORPORATION
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                 (Name of Person(s) Filing Proxy Statement)

Payment of Filing Fee (Check the appropriate box):

/X/  $125 per Exchange Act Rules 0-11(c)(1)(ii), 14a-6(i)(1), or 14a-6(i)(2)
/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3)
/ /  Fee   computed  on   table  below   per  Exchange   Act  Rules  14a-6(i)(4)
     and 0-11

1) Title of each class of securities to which transaction applies:
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2) Aggregate number of securities to which transaction applies:
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3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11:*
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4) Proposed maximum aggregate value of transaction:
- - ------------------------------------------------------------------------ *

Set forth the amount on which the filing fee is calculated and state how it was determined.

/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.

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4) Date Filed:
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                      SCIENCE DYNAMICS CORPORATION
                         CHERRY HILL, NEW JERSEY
                      _______________________________

                        PROXY STATEMENT FOR THE
                     ANNUAL MEETING OF SHAREHOLDERS
                      TO BE HELD ON JUNE 12, 1996
                     _______________________________


This statement is furnished in connection with the solicitation by the Board of Directors of Science Dynamics Corporation (herein called the "Company") of proxies for use at the annual meeting of stockholders to be held on June 12, 1996, and at any adjournment thereof. Any proxy given pursuant to this solicitation may be revoked at any time prior to the voting thereof either by appearing in person at the meeting or by notice in writing received by the Secretary of the Company or by execution and presentation of a proxy bearing a later date.

A proxy statement and proxy forms will be mailed to stockholders on or about May 15, 1996. The address of the principal executive office of the Company is 1919 Springdale Road, Cherry Hill, New Jersey 08003-1609.

The Company had outstanding on April 1, 1996, the record date for the meeting, 7,922,978 shares of common stock. Each stockholder of record on the record date is entitled to one vote for each share held without right of cumulation.

The following tables and text set forth information regarding stock ownership as of December 31, 1995, of the principal shareholders, of each director and/or officer, and of all officers and directors and all persons owning five percent or more of the Company's $0.01 per share par value common stock (its sole present class of security).


                          PRINCIPAL STOCKHOLDERS


                                                      Percent of
Name and Address of                                  Outstanding
Beneficial Owner             Number of Shares          Shares1

Lyndon A. Keele                775,0342                  9.78%
701 Garwood Road
Moorestown, NJ  08057

Reynolds E. Moulton, Jr.       761,000                   9.61%
54 Washington Street
Marblehead, MA   01945

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                      SECURITY OWNERSHIP OF MANAGEMENT

The following information table sets forth information as to the shares and percentages of common stock of the Company beneficially owned by the Directors of the Company, and by all Officers and Directors of the Company as a group, as of December 31, 1995.

                                                                 Percent of
Name                          Number of Shares          Outstanding Shares(1)

Lyndon A. Keele                  775,034(2)                           9.78%
(President, Chairman
of the Board, Director,
and Treasurer)

Russell R. Angely                 11,000                               .14%
(Vice President)

Joy C. Hartman                    1,000(2)                             .01%
(Vice President, Secretary,
Director)

Kenneth P. Ray                     6,000(3)                            .08%
(Director)

Sheldon C. Hofferman              365,533(4)                           4.61%
(Director)


All Directors and
Officers as a Group(5)           1,158,567                            14.63%

____________________

1        Based upon a total number of 7,922,978 shares outstanding as of
December 31, 1995.
2        Includes 12,000 shares owned by Mr. Keele's daughter and 300 shares owned by Ms. Hartman's children. The daughter of Mr. Keele has sole voting and investment power with respect to her shares and Mr.
Keele has sole voting and investment power with respect to all other shares in this total.
3        Has sole voting power and sole investment power with respect to the shares owned by such person.
4        The total includes 266,133 shares owned by Golden Phoenix,L.P., of which Mr. Hofferman is the general partner.
5        The above list excludes J. Cox, an outside Company Director, who holds incentive options that would permit him to later acquire 20,000 shares. Mr. Cox has requested that he not be renominated for election to the Board due to other business pursuits. In addition to the 6,000 shares owned by K. Ray, an outside Company Director, Mr. Ray holds incentive options to acquire 20,000 shares.
______________________
Section 16(a) of the Securities and Exchange Act of 1934 requires that the Company's executive officers, directors and persons beneficially owning in

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excess of ten percent of the Company's outstanding shares file initial reports of ownership and reports of any ensuing changes in ownership with both the Securities and Exchange Commission as well as with N.A.S.D. All such persons are required in addition to furnish the Company with copies of all such forms.

Based upon a review of the forms so furnished to the Company, the Company believes that during the fiscal year 1995, no Section 16(a) requirements appear to have been duly required.

The Company, therefore, does not believe that any officer, director, or principal shareholder is or has been delinquent in the filing of any required report forms (Forms 3, 4, or 5) as required by the recent Amendments to Section 16 of the Securities Exchange Act, Item 4 or 5 of Regulation S-B (228.405). In order to ensure compliance with such disclosure requirements, all officers, directors, or principal shareholders are supplied with a detailed and comprehensive memorandum setting forth all disclosure and reporting rules. In addition, before any affected party can acquire or dispose of any interest of any nature in any Company securities or any derivative rights in such securities such as options or warrants, they are required to consult with both senior management and Company counsel.

In addition, management periodically reviews public reports of securities transactions and Company's Transfer Agent also advises the Company of any pending transfers of securities.

There were four director's meetings in 1995. All directors attended each meeting with the exception that Mr. Cox was absent from one meeting.

                           ELECTION OF DIRECTORS

The Board of Directors has authorized, as in prior years, the provision for four director positions. Four directors are to be elected who will serve until the next annual meeting of stockholders or until their respective successors shall be elected and qualified. Unless a stockholder expressly indicates otherwise on his/her or their proxy, all proxies will be voted for the election as directors those persons named in the following table and upon the enclosed proxy ballot form. If any shareholder expressly abstains from voting, such shares will not be counted except for determination of the presence of a quorum. If any such nominee shall be unable or shall fail to act as such by virtue of any unexpected occurrence, proxies will be voted for such other person(s) as shall be determined by the proxy holder(s) in his (their) discretion. The Board of Directors may also, in its own discretion, alternatively reduce the number of directors to be elected. No nominee for director has any direct personal interest in any matter to be voted upon at the 1996 meeting. There are no rights to cumulatively vote any shares. The election of directors will be determined by a simple majority vote.


                                            Principal Occupation
Nominees                        Age         and Directorships

Lyndon A. Keele                 67          Chairman of the Board of Directors and
                                            President since June 1973, Treasurer
                                            since December 1980, and Director
                                            since April 1973.

Kenneth P. Ray                  62          Incumbent Director.

Joy C. Hartman                  47          Executive Vice President Administration
                                            and incumbent Director.

Sheldon C. Hofferman            51          Incumbent Director

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             EXPERIENCE AND BACKGROUND OF DIRECTORS AND OFFICERS

The general background, business experience, and other directorships of nominees for the Board of Directors and of the Company's Executive Officers for the past five years is as follows:

LYNDON A. KEELE is the founder of the Company and has been active as Chairman of its Board of Directors and President from June of 1973 and as its Treasurer since December of 1980. From April of 1973 to August of 1977 he managed his own investments and served as a consultant to a number of companies involved in the electronics industry. Prior to 1973, Mr. Keele served for five years as a Principal and Executive Vice President of TeleSciences, Incorporated, a company engaged in design and manufacture of telephone support equipment. He theretofore served as a Program Manager for multimillion dollar programs involving data and circuit switching systems at ITT Federal Laboratories. From 1958 to 1962, he was employed by GTE's Sylvania Electronics Systems Division in various management positions, including Program Manager of data processing and cryptographic communications Projects and Programs. He was awarded a B.B.A. by the University of Texas in 1951.

KENNETH P. RAY is President of DelRay, Inc., an active telecommunications consulting firm. From 1964 to 1987 he was associated with ITT in various responsible positions and in 1976 became Vice President of ITT Telecommunications, with responsibility for engineering, marketing and sales departments. In 1981 he became Vice President and Director of Operations for the Transmission Division of ITT Space Communications. In January, 1987, ITT's telecommunications group was acquired by Alcatel and Mr. Ray became Vice President of Marketing and Development for Alcatel Network Systems. From 1988 to 1991, he was Vice President for Technology and Business Development for Alcatel North America, a telecommunications company. Mr. Ray received a BSEE from Polytechnic Institute of New York in 1954 and a Masters in Economics from North Carolina State University in 1970.

SHELDON C. HOFFERMAN, has been an Attorney and Private Investor since 1971.
 Mr. Hofferman graduated from the University of Pennsylvania in 1966 and Temple University Law School in 1971. He was in private law practice in Washington, D.C., specializing in communications law, from 1971 to 1974.
He served as Senior Trial Attorney for the Federal Trade Commission from 1974 to 1983, and re-entered private law practice thereafter. Mr. Hofferman has also served as General Partner of Golden Phoenix Limited Partnership, an investment concern, since 1983.

JOY C. HARTMAN, Executive Vice President, was employed by the Company in January 1982, and is responsible for General Corporate Administration including the functions inherent in comptrollership, personnel, employee benefits, and insurance activities. Her prior experiences included MSA, a marketing research company, TeleSciences, Incorporated, and Peat Marwick-Mitchell. Ms. Hartman is a graduate of the Wharton School of Business of the University of Pennsylvania.

                            COMMITTEES OF THE BOARD

The Company's Board of Directors has no salary or nominating committees. Its sole committees are a Stock Option Committee and an Audit Committee. The Stock Option Committee oversees the Company's Incentive Stock Option Plan. During the past year, Lyndon A. Keele and Joy C. Hartman served on this committee.

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In addition, the Company organized and instituted an Audit Committee in 1987 whose members during 1995 included John E. Cox and Kenneth P. Ray. There was one formal meeting of the Audit Committee during 1995 and one meeting of the Stock Option Committee. Peter Cosmas of Nemiroff, Cosmas and Company (the Corporation's public auditors) normally participates in the Audit Committee meeting but does not serve or act as a member of this Committee.

    APPROVAL TO AMEND THE COMPANY'S CERTIFICATE OF INCORPORATION TO
          AUTHORIZE AN INCREASE IN COMMON SHARES AND A NEW CLASS
                            OF PREFERRED STOCK

To approve an amendment to the Company's Certificate of Incorporation to authorize a common stock increase from the present 10,000,000 shares to 13,500,000 shares. In addition, to establish a new class of preferred stock in the amount of 2,000,000 shares. While the Company has no present plans to issue such stock, should future events present advantageous situations, the Company will be in a position to accomplish that action.

In order to create more flexibility for financing opportunities, the Company desires to have greater flexibility in offering equity securities to the investment community other than common stock. Therefore, the Company is requesting the shareholders to approve an Amendment to the Company's Certificate of Incorporation to authorize a new class of 2,000,000 shares of Preferred Stock. The Board of Directors will have the authority to issue the Preferred Stock in one or more classes or series and to fix the rights, preferences, privileges and restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any classes or series of the designation of such classes or series, without further vote or action by the shareholders. The Company intends that its Board of Directors will exercise its authority under the proposed Amendment, if adopted, to authorize a newly created class of Preferred Stock to effectuate any future financing.

                         EXECUTIVE OFFICERS

All Company Officers are elected yearly by the Board of Directors at its annual organizational meeting immediately following each annual stockholder's meeting. The officers during 1995 and as of the date of this Proxy Statement, include Lyndon A. Keele, age 67, President, Chairman of the Board and Treasurer; Joy C. Hartman, age 47, Executive Vice President, and Russell R. Angely, age 57, Vice President of Sales and Marketing.


                      REMUNERATION OF OFFICERS AND
                   DIRECTORS AND CERTAIN TRANSACTIONS

The following table sets forth all remuneration for services in all capacities to the Company during the year ended December 31, 1995, for the Company's Chief Executive Officer and for each executive officer and/or director who received more than $100,000.00 from the Company during such year. No director receives any compensation or payment of any nature for his services as director other than for an honorarium of Two Hundred Fifty Dollars ($250.00) paid to outside directors for each meeting attended.

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                 Annual Compensation              Long term compensation
               ------------------------  -------------------------------
Name and    Year  Salary Bonus  Other           Awards
Principal                       Annual     Restrict-  Options   LTIP    All
Position                        Compen-    ed Stock             Pay-    Other
                                sation                          outs    Compensation
- - ----------  ----  ------ -----  ---------- --------- ---------- ------  --------
Lyndon A.
Keele, CEO  1995 132,538  -0-     -0-         -0-        -0-      -0-     -0-

Joy C.
Hartman,
EVP         1995 105,179* -0-     -0-         -0-        -0-      -0-     -0-

Russell
R. Angley,
VP          1995  85,938  -0-     17,808      -0-       10,000    -0-     -0-

*Ms. Hartman's base salary of $101,000 was supplemented by a one time payment of $4,179 for accrued vacation. Mr. Angely's other compensation resulted from sales commissions.

There were no other such compensated executive officers or directors during the calendar year 1995, and there are no others as of the date of this Statement.
The Company presently has no standing plans or arrangements for contingent forms of compensation such as bonuses, commissions, executive stock options, stock appreciation rights, profit sharing, pension, retirement plans or other like benefit programs, except for the past and present Incentive Stock Option Plan as hereafter described. No officer, director, or other employee consequently received or was entitled to any form of non-cash compensation under any form of plan described or included within Regulation S-B, Section 402(b)(1), Reg. 228.402, Section (b)(1).
The Shareholders approved an initial Incentive Stock Option Plan on April 22, 1982, including 162,000 shares, which was amended by the shareholders on April 24, 1984, to include an additional 200,000 shares. This Plan expired on April 27, 1992. The shareholders approved a successor Incentive Stock Option Plan encompassing 290,950 shares of the authorized previously unissued $0.01 per share par value stock of the Company. This included 90,950 shares allocated to the initial Plan that had never been awarded and 200,000 newly allocated shares. During the year 1992, 50,000 shares were made subject to awards by the Committee to officers and directors, including 10,000 shares each to all directors except for Mr. Keele who has never received any option awards of any nature. Options can be and are awarded under the Plan only to key engineering, design, manufacturing, sales, or management personnel and all are granted at the then fair market value of the Company's stock. In the event any option would be awarded to a person holding directly or beneficially in excess of ten percent of the Company's stock, such award must be made at 110% of the then fair market value of the Company's stock. In all other respects, the Plan conforms to all provisions of Section 422 of the Internal Revenue Service Code and has been granted authority from time to time to enact amendments to bring the Plan into conformity with any amendments to the Code. The shares allocated to the successor Plan were subject to an S-8 Registration Statement filed with the Securities and Exchange Commission on or about June 5, 1992.
There have been no changes of any nature in any of the substantive provisions or procedures of this Plan since adoption. Awards under this Plan have been made by a committee of the Board (which, during 1995, consisted of Lyndon A. Keele and Joy C. Hartman) and are based solely upon individual performance and are within the discretion and judgment of the Committee. While Ms. Hartman holds options on certain shares of the Company under this Plan, all of the same predate her membership on this Committee. Neither she nor Mr. Keele nor any other prior member of this Committee have ever nor will any successor member receive any option grants while serving on this Committee other than for the 10,000 shares awarded to all directors (except Mr. Keele) on both May 9, 1990, and on July 8, 1992.

The Plan has involved no assets or payments other than the award of options which are required to be made at full market price on the date of the award.

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All options have always been granted at the then current market price of the Company's shares and at values ranging from $8.00 per share to $1.25 per share as of the date of the statement. No options have ever been awarded at less than market value. In addition, no option shares have ever been awarded to the principal shareholders of the Company. With respect to principal employees and directors, as of the date of the statement, Ms. Hartman has options for 35,500 shares; Mr. Angely, options for 20,000 shares; and Mr. Ray, options for 20,000 shares.

The Company maintains no other compensation awards which are granted in conjunction or in tandem with such options and the Company further maintains no other pension, thrift, profit sharing or other options or similar extraordinary compensation plans of any nature.

There are no standing plans or present proposals for specific payment of any bonuses, commissions (other than regular sales commissions), awards of other option rights or other remuneration within the terms of Section 402(b)(1), Reg. 228.402(b)(1), other than salaries as the latter are now and will hereafter from time to time be fixed by the Board of Directors. Bonuses, commissions, options awards and other similar special payments as well as salaries will continue to be fixed from time to time in the discretion of the Option Committee and the Board of Directors, as circumstances and performance shall indicate.

During 1995 there were two transactions with an officer and a director. Mr. Sheldon Hofferman, a Company Director, purchased additional restricted stock in the amount of $100,000. Mr. Lyndon A. Keele, President and a Director, converted the Company's $188,600 indebtedness to him into common stock. There have been no other transactions resulting in any payment or grant or conveyance of other properties or rights other than direct salary payments or sales commissions made solely in exchange for actual services rendered in the normal course of business.

~         RELATIONSHIP WITH INDEPENDENT PUBLIC ACCOUNTANTS
Nemiroff, Cosmas and Company (formerly Nemiroff, Cosmas, Titus and Cochamiro) have served as public auditors for the Company during the entire calendar year 1995, having been re-engaged as Company auditors on December 21, 1990, succeeding Coopers & Lybrand (which had been the Company auditors from 1985 until December 17, 1990). Nemiroff, Cosmas and Company previously served as public auditors for the Company from 1981 through 1985. The Board of Directors has voted unanimously to re-engage Nemiroff, Cosmas and Company as public auditors for the Company for the current year and will request the shareholders to ratify such selection at the annual meeting of shareholders to be held on June 12, 1996. This proposal will be determined by a simple majority vote.

Representatives of Nemiroff, Cosmas and Company will be present at the meeting of stockholders to assist shareholders and to answer any questions that may arise as to the current financial statements and reports and to make any statement the auditor may desire to present.

Nemiroff, Cosmas and Company has not rendered any services nor has it made any claim for payment of compensation for any non-auditing services. It has no interest of any nature in the Company other than for its present professional engagement. No member or affiliate of the firm has ever had any business dealings or family relationships with any officers, directors, or principal shareholders of the Company.

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                             ANNUAL REPORT

The Company has mailed its 10-KSB Report and Annual Report for the year ended December 31, 1995, under identical cover with this Proxy Statement to all stockholders. Reference may be made to that report for financial and other information about the Company. ADDITIONAL COPIES OF THE FORM 10-KSB OR ANY FORM 8-K PREVIOUSLY FILED AND/OR ALL EXHIBITS NOTED ON THE 10-KSB OR OF THE SUCCESSOR INCENTIVE STOCK OPTION PLAN WILL BE MADE AVAILABLE TO STOCKHOLDERS AT NO COST UPON REQUEST TO THE COMPANY'S SECRETARY, 1919 SPRINGDALE ROAD, CHERRY HILL, NEW JERSEY 08003, WHICH SHOULD INCLUDE THE PRECISE ADDRESS WHERE SUCH MATERIALS ARE TO BE SHIPPED.

                            STOCKHOLDERS PROPOSALS

No stockholder proposals have been received for submission at the June 12, 1996, meeting. Any stockholder proposal appropriate for shareholder consideration and any action that a shareholder may desire to be considered for inclusion in proxy material for the Company's annual meeting of stockholders in 1997 must be received at the principal executive offices of the Company no later than 120 days prior to the date in 1997 when the proxy materials will have been distributed for the 1997 annual meeting of shareholders which, at the time of preparation of this statement, is estimated to be on or about June 1, 1997.

Any shareholder desiring to submit a proposal at any time is entitled to have access to the relevant shareholders list. Requests for the same should be submitted in writing to the Company's Secretary at 1919
Springdale Road, Cherry Hill, New Jersey 08003.

                                 GENERAL

Proxies are being solicited by mail. Brokerage houses, custodians, nominees and fiduciaries will be requested to forward the soliciting material to the beneficial owners of stock held of record by such persons, and the Company will reimburse them for their expenses in doing so.

THIS SOLICITATION OF PROXIES IS MADE FOR AND BY MANAGEMENT OF THIS COMPANY AND THE ENTIRE COST OF THIS SOLICITATION WILL BE BORNE BY THE COMPANY.

Management does not intend to present and does not have any reason to believe that others will present any proposal or item of business at the annual meeting other than those set forth in the notice of the meeting and within the present Proxy Statement. If any other matters are properly presented for a vote, the proxies will be voted for such matters in accordance with the best judgment of the person designated as proxy on the proxy card. Any shareholder may attend the meeting in person, regardless of whether a proxy has been previously executed. Attendance and voting in person as well as subsequent execution of a latter written proxy will automatically revoke any prior proxy not coupled with an interest.


                          By Order of the Board of Directors:



                          /s/  Joy C. Hartman
                          Joy C. Hartman, Secretary

Cherry Hill, New Jersey
April 18, 1996